SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE-BASED PAYMENTS [Text Block]
14.	SHARE-BASED PAYMENTS

The Company has an incentive Stock Option Plan under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees or consultants of the Company or any of its subsidiaries. No amounts are paid or payable by the recipient on receipt of the option, and the exercise of the options granted is not dependent on any performance-based criteria. In accordance with these programs, options are exercisable at a price not less than the last closing price of the shares at the grant date.

Under this Stock Option Plan, 25% of options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date.

The following tables summarize information about stock options:

For the year ended December 31, 2017:

		During the Period					Weighted
							average
Exercise Price	Opening Balance					Closing Balance	remaining	Vested &	Unvested
Range (Cdn$)		Granted	Exercised	Forfeiture	Expired		contractual	Exercisable
							life (years)
0 - 0.99	2,400,000	-	-	-	-	2,400,000	3.19	1,800,000	600,000
1.00 - 1.25	815,000	-	-	(25,000)	(790,000)	-	0.00	-	-
	3,215,000	-	-	(25,000)	(790,000)	2,400,000	3.19	1,800,000	600,000
Weighted Average Exercise Price (Cdn$)	0.31	-	-	-	-	0.06		0.06	0.06

For the year ended December 31, 2016:

		During the Period					Weighted
							average
Exercise Price	Opening Balance					Closing Balance	remaining	Vested &	Unvested
Range (Cdn$)		Granted	Exercised	Forfeiture	Expired		contractual	Exercisable
							life (years)
0 - 0.99	-	2,400,000	-	-	-	2,400,000	3.13	600,000	1,800,000
1.00 - 1.25	815,000	-	-	-	-	815,000	0.24	815,000	-
2.45 - 2.69	580,000	-	-	-	(580,000)	-	0.00	-	-
	1,395,000	2,400,000			(580,000)	3,215,000	2.40	1,415,000	1,800,000
Weighted Average Exercise Price (Cdn$)	1.71	0.06			2.65	0.31		0.63	0.06

There were no stock options granted during the year ended December 31, 2017. The weighted average grant date fair value of stock options as at December 31, 2017 was estimated at Cdn$0.04 per stock option (year ended December 31, 2016 – Cdn$0.11) .

During the year ended December 31, 2017, the Company recognized in the statement of comprehensive loss as an expense $22,309 (year ended December 31, 2016 – $55,176) representing the vesting of the fair value at the date of grant of stock options previously granted to employees, directors and officers under the Company’s Stock Option Plan.